July 31, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re: Dreyfus International Funds, Inc. File No. 811-7502 Gentlemen:

     Transmitted for filing is the Annual Report to Shareholders for the Fund for the Annual period ended May 31, 2009, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

Very truly yours, /s/ Loretta Johnston Loretta Johnston Senior Paralegal

LJ\ Enclosures